Taxation (Details 5)	4 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019
Sales tax
Value added tax rate, services provided (as a percent)					6.00%
Value added tax rate, sales of general goods (as a percent)	17.00%		13.00%	16.00%
Cultural development fee rate on advertising services revenue (as a percent)					3.00%
Percentage of reduction in cultural development fee rate (as a percent)		50.00%